Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	10,148	661,062	579,521	590,047
Options exercisable, number of options	10,148
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	10,148
Options outstanding, weighted average remaining contractual life (in years)	2 years 3 months 18 days
Options exercisable, number of options	10,148
Options exercisable, weighted average remaining contractual life (in years)	2 years 3 months 18 days